Advance to Game Developers, Net - Schedule of Movements in Advances to Game Developers (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jan. 31, 2026	Jul. 31, 2025	Jul. 31, 2025
Schedule of Movements in Advance to Game Developers [Abstract]
Beginning balance	$ 22,677,194	$ 22,134,756
Additional investments	7,776,480	7,379,759
Amortization	(1,487,620)	(3,433,290)
Write-off	(8,607,108)	(3,375,786)	$ (3,375,786)
Foreign currency translation adjustments	141,114	(28,245)
Ending balance	20,500,060	22,677,194	22,677,194
Less: allowance for credit loss	(562,396)	(8,115,468)	(8,115,468)
Advance to game developers, net	$ 19,937,664	$ 14,561,726	$ 14,561,726